Related party transactions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Related party transactions [abstract]
Short-term employee benefits	$ 36,049	$ 34,430
Share-based payments	$ 30,701	$ 23,819